SPECIAL ITEMS, NET (Details) $ in Thousands		1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 22, 2021 USD ($)	Apr. 30, 2021 aircraft	Mar. 31, 2021 aircraft	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) aircraft	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) aircraft
Unusual or Infrequent Item, or Both [Line Items]
Number of aircrafts previously under operating leases | aircraft		1	5				6		2
Grants awarded					$ 32,208
Grants recognized				$ 39,378		$ 31,516	$ 71,587	$ 31,516	$ 62,312
PSP2
Unusual or Infrequent Item, or Both [Line Items]
Grants recognized	$ 4,831			4,831	$ 32,208				$ 62,312
PSP3
Unusual or Infrequent Item, or Both [Line Items]
Grants awarded				$ 34,547